CONSOLIDATED STATEMENT CASH FLOWS (Tables)	12 Months Ended
Dec. 31, 2014
Supplemental Cash Flow Elements [Abstract]
Schedule of the reconciliation for net income provided by operating activities
The following reconciles net income to net cash provided by operating activities (dollars in millions):

	2014		2013	2012
Cash flows from operating activities:
Net income	$51.4		$478.0	$221.0
Adjustments to reconcile net income to net cash from operating activities:
Amortization and depreciation	274.2		324.6	315.0
Income taxes	119.7		(181.2)	(71.8)
Insurance liabilities	398.2		465.8	330.0
Accrual and amortization of investment income	(148.3)		(276.3)	(100.7)
Deferral of policy acquisition costs	(242.8)		(222.8)	(191.7)
Net realized investment gains	(36.7)		(33.6)	(81.1)
Payment to reinsurer pursuant to long-term care business reinsured	(590.3)		—	—
Net loss on sale of subsidiary and (gain) loss on reinsurance transactions	239.8		98.4	—
Loss on extinguishment or modification of debt	.6		65.4	200.2
Other	56.0		2.1	14.0
Net cash from operating activities	$121.8	(a)	$720.4	$634.9

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(a)	Cash flows from operating activities reflect outflows in the 2014 period due to the payment to reinsurer to transfer certain long-term care business.

Effects of reinsurance
On July 1, 2014, Bankers Life recaptured the life business written by Bankers Life that was reinsured by Wilton Re in 2009. The following summarizes the impact of the recapture (dollars in millions):

Investments	$139.4	(a) (b)
Cash	7.7
Present value of future profits and deferred acquisition costs	29.0	(b)
Reinsurance receivables	(155.9)	(b)
Other liabilities	5.9	(b)
Gain on reinsurance transaction (classified as "Net loss on sale of subsidiary and (gain) loss on reinsurance transactions")	26.1
Income tax expense	9.2
Gain on reinsurance transaction (net of income taxes)	$16.9
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(a)    Such amount has been reduced by a $28.0 million recapture fee.
(b)    Such non-cash amounts have been excluded from the consolidated statement of cash flows.

Schedule of other significant noncash transactions
Other non-cash items not reflected in the financing activities section of the consolidated statement of cash flows (dollars in millions):

	2014	2013	2012
Stock options, restricted stock and performance units	$15.6	$15.1	$13.7